GENERAL (Liquidity and Capital Resources) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 15, 2015	Sep. 18, 2014	Feb. 28, 2015	May. 22, 2013	Dec. 31, 2015
Share Capital [Line Items]
Proceeds from sale of stock				$ 4,947
Payments of issuance expenses		$ 23		$ 213
Equity shares issued				1,297,883
Cash, Cash Equivalents, and Short-term Investments					$ 13,493
2015 Cantor Sales Agreement
Share Capital [Line Items]
Stock sold in agreement			2,424,358
Proceeds from sale of stock			$ 10,540
Payments of issuance expenses			$ 512
Prospectus supplement with the SEC, shares issuable			14,400
Securities Purchase Agreement [Member] | Capital Units [Member]
Share Capital [Line Items]
Equity shares issued	3,333,333
Price per unit	$ 2.40
Proceeds from the Private Placement	$ 7,293
Private placement, terms
Under the terms of the 2015 Private Placement, the Company issued an aggregate of 3,333,333 units at a purchase price of $2.40 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the "Shares"), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date (the “2015 Series A Warrants”), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the "2015 Warrants"). The 2015 Series B Warrants had an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 2,666,667 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $1.646 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 2,666,489 of the Company's Ordinary Shares.